UNITED STATES
                                        SECURITIES AND EXCHANGE COMMISSION
                                              Washington, D.C.  20549

                                                    Form 13F-HR

                                                Form 13F COVER PAGE


Report for the Calendar Year of Quarter Ended:   March 31, 1999

Check here if Amendment [  X   ]; Amendment Number:   1
     This Amendment (Check only one.):      [   ]    is a restatement.
                                            [ X ]    adds new holdings entries.

Institutional Investment Manager Filing this Report:



Name:          Milton Arbitrage Partners, LLC
Address:       165 Mason Street
               Greenwich, Connecticut  06830


Form 13F File Number:  28-7416

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     James E. Buck, II
Title:    Managing Member
Phone:    (203) 661-7022

Signature, Place, and Date of Signing:

           /s/ James E. Buck, II              Greenwich, Connecticut    8/24/99
              [Signature]                             [City, State]       [Date]

Report Type (Check only one.):

[X  ]     13F HOLDINGS  REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  ]      13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]      13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                               Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                            0

Form 13F Information Table Entry Total:                       18

Form 13F Information Table Value Total:                   $   176,938
                                                              (thousands)

INFORMATION HAS BEEN OMITTED FROM THIS PUBLIC FORM 13F REPORT AND FILED SEPARATELY WITH THE COMMISSION IN A REQUEST FOR CONFIDENTIAL TEATMENT.

List of Other Included Managers:


None


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


       Item 1:            Item 2:       Item 3:      Item 4:      Item 5:          Item 6:  Item 7:  Item 8:    VOTING AUTHORITY
    Name of Issuer         Title of     CUSIP         Value       Shares or  SH/   PUT/C    INV      OTHER     SOLE  SHARED  NONE
                            Class                   (x$1000)      Prn Amt    PRN   ALL      DISCR    MGRS



AEROQUIP-VICERKS INC           COM     007869100      6379        111300     SH              SOLE             111300    0      0
AIRTOUCH COMMUNICATIONS INC    COM     00949T100     11962        123800     SH              SOLE             123800    0      0
AMP INC                        COM     031897101     28686        536181     SH              SOLE             536181    0      0
APRIA HEALTHCARE GROUP INC     COM     037933108       713         60000     SH              SOLE              60000    0      0
ASIEND COMMUNICATIONS INC      COM     043491109     10093        120600     SH              SOLE             120600    0      0
BA MERCHANT SERVICES INC       CL A    055239107     19798        971700     SH              SOLE             971700    0      0
BOOLE & BABBAGE INC            COM     098586100     15475        618500     SH              SOLE             618500    0      0
BRYLANE INC                    COM     117661108       364         15000     SH              SOLE              15000    0      0
EAGLE HARDWARE & GARDEN INC    COM     26959B101     23214        607900     SH              SOLE             607900    0      0
FINGERHUT COS INC              COM     317867109       232          9300     SH              SOLE               9300    0      0
FORT BEND HLDG CORP            COM     346824105       875         50000     SH              SOLE              50000    0      0
HEADLANDS MORTGAGE CO          COM     421980103     10251        475700     SH              SOLE             475700    0      0
JACOR COMMUNICATIONS INC       CL A    469858401      8968        118000     SH              SOLE             118000    0      0
KTI INC                        COM     482689205       318         30800     SH              SOLE              30800    0      0
LUCASVARITY PLC                SPNSRD  549395101     14387        310000     SH              SOLE             310000    0      0
                                ADR
OCEAN ENERGY INC               COM     674812201      1962        288000     SH              SOLE             288000    0      0
SUPERIOR ENERGY SVCS           COM     868157108       475        132400     SH              SOLE             132400    0      0
VANGUARD CELLULAR SYSTEMS INC  CL A    922022108     22786        834300     SH              SOLE             834300    0      0

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